REVENUES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
REVENUES
Schedule of disaggregation of revenue

	Six Months Ended June 30,
	2024	2023
	US$	US$
Sales of goods – third parties
– BEV lifestyle models	262,849	72,790
– Sports cars	102,618	49,146
– Others	15,096	2,111
	380,563	124,047
Sales of goods – related parties
– BEV lifestyle models	535	436
– Sports cars	91	—
– Others	1,704	371
	2,330	807
Subtotal	382,893	124,854
Services- third parties
– R&D service	56	—
– others (1)	4,504	160
	4,560	160
Services- related parties
– R&D service	6,366	4,983
– others (2)	4,296	38
	10,662	5,021
Subtotal	15,222	5,181
Total revenues	398,115	130,035
(1)	Others primarily include trainings, installed premium intelligent driving system upgrades, free battery charging services, maintenance services and vehicle internet connection services.

(2)	Others primarily include commission service fee.

	Six Months Ended June 30,
	2024	2023
	US$	US$
Chinese mainland	138,210	93,013
UK	69,728	7,396
Thailand	24,594	248
Malaysia	23,652	1,040
Belgium	21,155	—
Italy	17,522	—
Japan	16,943	16,217
Germany	14,951	—
Netherlands	11,145	—
France	10,553	—
Others	49,662	12,121
Revenues	398,115	130,035

	Year ended December 31,
	2023	2022	2021
	US$	US$	US$
Service line
Sales of goods – third parties
– BEV lifestyle models	464,172	—	—
– Sports cars	183,160	828	369
– Others	9,394	335	—
	656,726	1,163	369
Sales of goods – related parties
– BEV lifestyle models	1,093	—	—
– Sports cars	951	—	—
– Others	1,388	23	—
	3,432	23	—
Subtotal	660,158	1,186	369
Services
– related parties	12,573	8,344	3,280
– third parties	6,277	27	38
Subtotal	18,850	8,371	3,318
Total revenues	679,008	9,557	3,687

	Year ended December 31,
	2023	2022	2021
	US$	US$	US$
Chinese mainland	419,448	8,816	3,109
UK	83,827	437	439
Japan	26,390	—	—
Australia	20,335	—	—
Belgium	20,701	—	—
France	16,341	—	—
Italy	14,650	—	—
Germany	15,904	—	—
Netherlands	13,729	—	—
Others	47,683	304	139
Revenues	679,008	9,557	3,687

Schedule of contract liabilities

	As of June 30,	As of December 31,
	2024	2023
	US$	US$
Current liabilities
– Contract liabilities – third parties	50,054	44,184
– Contract liabilities – related parties*	11,036	1
Non-current liabilities
– Contract liabilities – third parties	7,024	6,245
Contract liabilities, current and non-current	68,114	50,430
*	This item is included in accrued expenses and other current liabilities – related parties in the unaudited condensed consolidated balance sheets as of June 30, 2024 and December 31, 2023.

	As of December 31,
	2023	2022
	US$	US$
Current liabilities
– Contract liabilities – third parties	44,184	7,843
– Contract liabilities – related parties*	1	8
Non-current liabilities
– Contract liabilities – third parties	6,245	—
Contract liabilities, current and non-current	50,430	7,851
*	This item is included in accrued expenses and other current liabilities — related parties in the consolidated balance sheets as of December 31, 2023 and 2022.